Cover Page	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--06-30
Entity File Number	001-39663
Entity Registrant Name	ABSOLUTE SOFTWARE CORPORATION
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	A1
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Address, Address Line One	Suite 1400
Entity Address, Address Line Two	Four Bentall Centre
Entity Address, Address Line Three	1055 Dunsmuir Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7X1K8
Entity Address, Country	CA
City Area Code	604
Local Phone Number	730-9851
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ABST
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	51,111,769
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Central Index Key	0001071058
Amendment Flag	false
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1208
Business Contact
Document Information [Line Items]
Contact Personnel Name	Absolute Software, Inc.
Entity Address, Address Line One	3055 Olin Avenue, Suite 2000
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95128
City Area Code	800
Local Phone Number	220-0733